Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Current (provision) benefit:
Federal	$(127,291)	$(277,920)	$(286,491)
State	10,673	(36,408)	(68,962)
	(116,618)	(314,328)	(355,453)
Deferred (provision) benefit:
Federal	(126,561)	(553,393)	(195,869)
State	(42,747)	(35,887)	18,711
Decrease (increase) in valuation allowance	—	6,761	(5,701)
	(169,308)	(582,519)	(182,859)
Total benefit (provision)	$(285,926)	$(896,847)	$(538,312)

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes

	For the Years Ended December 31,
	2012	2011	2010
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(2.7)	(2.0)	(2.5)
Stock option compensation	0.2	—	0.3
Other	0.4	(0.3)	1.0
Decrease (increase) in valuation allowance	—	0.3	—
Total benefit (provision) for income taxes	(37.1)	(37.0)	(36.2)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2012	2011
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$—	$3,500
Unrealized losses on investments	—	4,442
Accrued expenses	70,464	63,188
Stock-based compensation	24,405	23,000
Deferred revenue	62,071	45,556
Total deferred tax assets	156,940	139,686
Valuation allowance	(6,903)	(11,114)
Deferred tax asset after valuation allowance	150,037	128,572

Deferred tax liabilities:
Depreciation and amortization	(1,185,819)	(1,020,045)
Unrealized gains on investments	(738)	—
State taxes net of federal effect	(29,129)	(6,070)
Other long-term liabilities	(26,978)	(26,944)
Total deferred tax liabilities	(1,242,664)	(1,053,059)
Net deferred tax asset (liability)	$(1,092,627)	$(924,487)

Current portion of net deferred tax asset	$91,722	$78,532
Current portion of net deferred tax liability	—	(14,648)
Noncurrent portion of net deferred tax asset (liability)	(1,184,349)	(988,371)
Total net deferred tax asset (liability)	$(1,092,627)	$(924,487)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits included in long-term deferred revenue, distribution and carriage payments and other long-term liabilities

	For the Years Ended December 31,
Unrecognized tax benefit	2012	2011	2010
	(In thousands)
Balance as of beginning period	$190,935	$170,226	$199,172
Additions based on tax positions related to the current year	5,949	9,836	7,382
Reductions based on tax positions related to current years	—	(1,170)	—
Additions based on tax positions related to prior years	1,581	16,610	11,507
Reductions based on tax positions related to prior years	(3,461)	—	(43,141)
Reductions based on tax positions related to settlements with taxing authorities	—	(1,185)	(493)
Reductions based on tax positions related to the lapse of the statute of limitations	(9,335)	(3,382)	(4,201)
Balance as of end of period	$185,669	$190,935	$170,226